OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2014	2013
Prepaid expenses	3,119	1,236
Other receivables	12,102	12,968
Corporation tax receivable	2,277	370
	17,498	14,574